Mar. 01, 2021
HARBOR BOND FUNDDecember 6, 2021Harbor Bond FundEffective on February 2, 2022 (the “Effective Date”), Income Research + Management (“IR+M”) will replace Pacific Investment Management Company, LLC (“PIMCO”) as investment subadviser to Harbor Bond Fund (the “Fund”). In connection with this change, the Fund will be renamed “Harbor Core Plus Fund” and its investment strategy will be changed to reflect IR+M’s approach to managing the Fund’s assets. This change in investment subadviser was recommended by Harbor Capital Advisors, Inc. (“Harbor Capital”), the investment adviser to the Fund, and approved by the Board of Trustees of Harbor Funds. The Fund’s benchmark index will remain the Bloomberg U.S. Aggregate Bond Index, which is the same as the Fund’s current benchmark index. There will be no change in the Fund’s investment objective.In connection with the changes noted above, starting on the Effective Date, IR+M will reposition the Fund’s portfolio in accordance with its investment strategy for the Fund. PIMCO will continue to serve as subadviser to the Fund until the Effective Date. Harbor Capital has instructed PIMCO to refrain from purchases of new securities or additions to existing positions for the Fund’s portfolio, except for cash management purposes. PIMCO is permitted to conduct sales of the Fund’s portfolio holdings in accordance with the Fund’s investment strategy. Harbor Capital and PIMCO will continue to work together regarding additional details related to the preparation of the Fund for the transition to IR+M.In connection with the appointment of IR+M as the Fund’s subadviser, as of the Effective Date, the rate of advisory fees payable by the Fund to Harbor Capital will be reduced from 0.48% to 0.25% annually as a percentage of the Fund’s average net assets. In addition, as of the Effective Date, Harbor Capital has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.30%, 0.38%, and 0.63% for the Retirement Class, Institutional Class, and Administrative Class, respectively, through February 28, 2023. This expense limitation agreement will replace the prior management fee waiver agreement and the prior expense limitation agreement as of the Effective Date.As of the Effective Date, the Fund’s principal investment strategy and risks under IR+M and information about IR+M and the portfolio managers at IR+M responsible for managing the assets of the Fund are as set forth below.As of the Effective Date, references to IR+M hereby replace all references to PIMCO in the Prospectus.As of the Effective Date, the following replaces the information in the “Fees and Expenses of the Fund” section on page 1 of the Prospectus:Fees and Expenses of the FundThis table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)RetirementClassInstitutionalClassAdministrativeClassManagement Fees0.25%0.25%0.25%Distribution and Service (12b-1) FeesNoneNone0.25%Other Expenses0.06%0.14%0.14%Total Annual Fund Operating Expenses0.31%0.39%0.64%Fee Waiver and Expense Reimbursement(0.01)%(0.01)%(0.01)%Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement0.30%0.38%0.63%[1] Restated to reflect current fees.[2] The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.30%, 0.38%, and 0.63% for the Retirement Class, Institutional Class, and Administrative Class, respectively, through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate these agreements.Expense ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:OneYearThreeYearsFiveYearsTenYearsRetirement$31$99$173$392Institutional$39$124$218$492Administrative$64$204$356$797On the Effective Date, the following will replace the information in the “Principal Investment Strategy” section on page 1 of the Prospectus: Principal Investment StrategyThe Fund invests primarily in U.S. dollar denominated fixed income securities. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. Fixed income instruments include, but are not limited to: obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; corporate debt securities; municipal debt securities; U.S. dollar-denominated debt of foreign issuers; and securitized securities including mortgage-backed and asset-backed securities. These securities may have different types of interest rate payment and reset terms, including fixed rate, variable rate, floating rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Subadviser’s approach is grounded in detailed bottom-up research and emphasizes careful security selection through:■Rigorous fundamental credit analysis of the issuer;■A detailed review of the structural features of the security; and■Relative-value comparisons to other opportunities.In order to be selected for the portfolio, a security must be attractive with respect to all three of these factors. If one factor deteriorates, the security becomes a candidate for sale.When forming an opinion on the creditworthiness of an issuer, the Subadviser evaluates many factors, including financial performance, balance sheet strength, management quality, operating risk, market position, industry fundamentals, event risk, and economic sensitivity. The Subadviser’s analysis also includes a detailed review of the underlying structural features of a bond, such as coupon type, redemption features, level of subordination, and collateral. For securitized bonds (such as mortgage-backed and asset-backed), which may also include agency mortgage-backed derivatives, the Subadviser assesses factors such as issue sponsorship, structure, deal history, regulation, and liquidity. As part of its investment process with respect to each portfolio investment, the Subadviser considers environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities. As a result, the key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer.The Subadviser believes that it is difficult to predict the timing, direction, and magnitude of future interest-rate changes. Therefore, duration management and yield-curve positioning are not part of the Fund’s strategy.The portfolio is constructed from the bottom up and is comprised of U.S. dollar-denominated securities. The Subadviser sets sector allocations based on its views of relative values between sectors and opportunities at the security level. A comprehensive risk overlay also influences portfolio construction. The Subadviser systematically measures and monitors the Fund’s key risk exposures. The overall aim of the portfolio construction process is to craft a portfolio of attractively priced securities (relative to other opportunities in the universe) that when combined together in a portfolio provide what the Subadviser believes will be attractive expected return, reasonable risk exposures, and adequate liquidity. At times, the Fund may invest a large percentage of its assets in investment-grade mortgage-backed and asset-backed securities. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.Credit Quality: The Fund invests primarily in investment-grade securities, but may invest up to 25% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds, as rated by Moody’s Investor Service, Inc., Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, as determined by the Fund’s Subadviser.Duration: The Fund’s average duration, as calculated by the Subadviser, is normally equal to that of its benchmark, plus or minus 0.5 years. The duration of the Bloomberg U.S. Aggregate Bond Index as of September 30, 2021 was 6.71 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would be expected to experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.On the Effective Date, the following will replace the information in the “Principal Risks” section on page 2 of the Prospectus:Principal RisksConvertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.Extension Risk: When interest rates are rising, certain callable fixed income securities may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in below investment-grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.Municipal Risk: Municipal securities are debt issues of governmental bodies, other than the U.S. Government, within the United States, including securities issued by or on behalf of states, territories, and possessions of the United States, by the District of Columbia, and by political subdivisions and their duly constituted agencies and instrumentalities. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. In addition, in order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received by the Fund on the municipal securities to be taxable. The interest on these issues generally is not included in “gross income” for regular federal income tax purposes, subject, however, to many exceptions and limitations. Legislation to restrict or eliminate the federal income tax exemption for interest on municipal securities has, from time to time, been introduced before Congress. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be adversely affected.Preferred Securities Risk: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.Prepayment Risk: When interest rates are declining, the issuer of a fixed income security, including a pass-through security such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government (such as securities issued by the Government National Mortgage Association), circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.As of the Effective Date, the following is added as the first paragraph of the “Performance” section on page 3 of the Prospectus:PerformanceEffective February 2, 2022, IR+M became the Fund’s subadviser. Performance prior to that date is not attributable to IR+M.